Schedule of Estimated Useful Lives (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life Description		Shorter of estimated useful life or lease term	Shorter of estimated useful life or lease term
Satellite Antenna [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years	5 years
Test Assembly And Integration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Test and Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Phased Array Test Facility [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Assembly and Integration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Minimum [Member] | Computers Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		2 years	2 years
Minimum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	[1]	5 years
Maximum [Member] | Computers Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years	5 years
Maximum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	[1]	7 years

[1]	Includes